FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Carrying Amounts and Estimated Fair Values of Financial Instruments

The following table presents the carrying amounts and estimated fair values of our Company’s financial instruments at December 31, 2024 and 2023.

(in US$ thousands)	2024		2023
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash and cash equivalents	$34,781	$34,781	$38,470	$38,470
Accounts receivable	141	141	227	227
Restricted cash	313	313	313	313
Refundable deposits	182	182	193	193
Investment in securities - noncurrent	5,441	5,441	5,777	5,777
Financial liabilities
Accounts payable	38	38	44	44
Accrued expenses	745	745	1,182	1,182
Lease liabilities - current and noncurrent	500	500	970	970

Summary of Assets and Liabilities Measured at Fair Value

Assets and liabilities measured at fair value on a recurring basis are summarized as below:

(in US$ thousands)	Fair Value Measurement Using
	Level 1	Level 2	Level 3	At December 31, 2024
Assets
Restricted cash - time deposits	$—	$313	$—	$313
Investment in securities - noncurrent	—	—	5,441	5,441
	$—	$313	$5,441	$5,754

(in US$ thousands)	Fair Value Measurement Using
	Level 1	Level 2	Level 3	At December 31, 2023
Assets
Restricted cash - time deposits	$—	$313	$—	$313
Investment in securities - noncurrent	—	—	5,777	5,777
	$—	$313	$5,777	$6,090

Reconciliation of Beginning and Ending Balances of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three

For assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2024 and 2023, a reconciliation of the beginning and ending balances are presented as follows:

(in US$ thousands)	2024
	Investment in debt securities	Investment in equity securities
Balance at beginning of year	$5,548	$229
Purchase	1,063	—
Disposal or repayment	—	—
Total gains or (losses) (realized/unrealized)
included in earnings	—	(161)
included in other comprehensive income - unrealized gain (loss) on security	(865)	—
included in other comprehensive income - foreign currency items	(362)	(11)
Balance at end of year	$5,384	$57
The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.	$—	$(161)

(in US$ thousands)	2023
	Investment in debt securities	Investment in equity securities
Balance at beginning of year	$7,950	$2,371
Purchase	105	—
Disposal or repayment	(1,000)	—
Total gains or (losses) (realized/unrealized)
included in earnings	—	(2,110)
included in other comprehensive income - unrealized gain (loss) on security	(1,453)	—
included in other comprehensive income - foreign currency items	(54)	(32)
Balance at end of year	$5,548	$229
The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.	$—	$(2,110)

Level 3
Summary of Significant Unobservable Inputs Used in Fair Value Measurements Categorized Within Level 3 of Fair Value Hierarchy

The significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy, together with a quantitative sensitivity analysis as of December 31, 2024 and 2023 are shown below:

Investment in securities - Level 3 financial assets

Sensitivity of the Input to Fair Value

					Changes of Fair Value (in US$ thousands)
Calculation Date	Valuation Technique	Significant Unobservable Inputs	Rate for debt investment	Rate for equity investment	If the Rate of Input changes by -1%	If the Rate of Input changes by +1%
December 31, 2024	The discounted cash flow analysis to estimate the enterprise value, and then the option pricing method to allocate equity value among various classes of stakeholders.	Discount rate for future cash flows	38.5%	38.5%	Debt securities: +$324 Equity securities: +$28	Debt securities: -$352 Equity securities: -$20
		Discount for lack of marketability	13%	From13.0% to 48.0% for different scenarios	Debt securities: +$62 Equity securities: +$1	Debt securities: -$62 Equity securities: -$1
		Volatility	29%	29%	Debt securities: +$99 Equity securities: -$1	Debt securities: -$36 Equity securities: +$2
December 31, 2023	The discounted cash flow analysis to estimate the enterprise value, and then the option pricing method to allocate equity value among various classes of stakeholders.	Discount rate for future cash flows	38.5%	38.5%	Debt securities: +$90 Equity securities: +$67	Debt securities: -$121 Equity securities: -$58
		Discount for lack of marketability	12%	From 12.0% to 30.0% for different scenarios	Debt securities: +$63 Equity securities: +$4	Debt securities: -$63 Equity securities: -$3
		Volatility	29%	29%	Debt securities: +$22 Equity securities: +$3	Debt securities: -$86 Equity securities: -$2